February 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust
Post-Effective Amendment No. 94 to Registration Statement on Form N-1A
Securities Act File No. 333-91278
Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 94 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 94 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”) with respect to QS Variable Conservative Growth, QS Variable Growth, and QS Variable Moderate Growth (each, a “Fund,” and together, the “Funds”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act to reflect changes to each Fund’s investment policies to provide each Fund with the ability to invest in exchange-traded funds as well as to add a new class of shares for each Fund, the Class II shares. These changes will be effective as of June 1, 2017, and as of April 28, 2017, respectively.

The disclosures in the summary sections of the Prospectus for each Fund other than those entitled “Fees and expenses of the portfolio,” “Principal investment strategies,” “Principal risks” and “Performance,” and in the statutory section of the Prospectus other than that entitled “More on the portfolio’s investment strategies, investments and risks,” “More on portfolio management” and “Share transactions” are substantially identical to those sections in each Fund’s current prospectus, dated May 1, 2016, and to those of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly, the disclosures in the Funds’ SAI are substantially identical to those in the Funds’ current SAI, dated May 1, 2016, and to those in the SAIs of other Legg Mason funds, except for changes to the sections captioned “Investment Objective and Management Policies,” “Investment Practices and Risk Factors,” “Investment Management and Other Services,” “Purchase of Shares” and “Redemption of Shares” to reflect the changes to each Fund’s investment policies and share classes. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

NEW YORK        WASHINGTON        HOUSTON        PARIS         LONDON        MILAN        ROME         FRANKFURT        BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

It is proposed that the Amendment will become effective on April 8, 2017 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Susan D. Lively, Legg Mason & Co., LLC
Barbara Allen, Legg Mason & Co., LLC
Kimberly Saunders, Willkie Farr & Gallagher LLP
Juliet Y. Mun, Willkie Farr & Gallagher LLP